UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:   St. Mary's Court
           20 Hill Street
           Douglas
           Isle of Man
           IM1 1EU
           British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anderson Whamond
Title:  Managing Director
Phone:  +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond              British Isles             February 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $20,096
                                        (thousands)


List of Other Included Managers:

No.               Form 13F File Number      Name

1.                28-11145                  Charlemagne Capital (IOM) Limited

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2         COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6  COL 7       COLUMN 8

                                                               VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS   SOLE     SHARED NONE
--------------                   --------------    -----       --------  -------   --- ----  ----------  ----   ----     ------ ----
AMERICA MOVIL SAB DE CV          SPON ADR L SHS    02364W105   27,719      895,611 SH        DEFINED     1        895,611
BANCO SANTANDER CHILE NEW        SP ADR REP COM    05965X109      988       28,100 SH        DEFINED     1         28,100
CEMEX SAB DE CV                  SPON ADR NEW      151290889    1,249      136,300 SH        DEFINED     1        136,300
CHINA LIFE INS CO LTD            SPON ADR REP H    16939P106      223        4,800 SH        DEFINED     1          4,800
CHINA MOBILE LIMITED             SPONSORED ADR     16941M109    9,407      185,277 SH        DEFINED     1        185,277
CHUNGHWA TELECOM CO LTD          SPON ADR NEW      17133Q304      627       40,241 SH        DEFINED     1         40,241
COMPANHIA DE BEBIDAS DAS AME     SPON ADR PFD      20441W203      359        8,110 SH        DEFINED     1          8,110
COMPANHIA SIDERURGICA NACION     SPONSORED ADR     20440W105      199       15,491 SH        DEFINED     1         15,491
COMPANHIA VALE DO RIO DOCE       SPON ADR PFD      204412100   28,574    2,696,975 SH        DEFINED     1      2,696,975
CREDICORP LTD                    COM               G2519Y108    1,001       20,065 SH        DEFINED     1         20,065
CTC MEDIA INC                    COM               12642X106      598      124,600 SH        SOLE        NONE     124,600
CTC MEDIA INC                    COM               12642X106      153       31,962 SH        DEFINED     1         31,962
ENERSIS S A                      SPONSORED ADR     29274F104    1,125       88,479 SH        DEFINED     1         88,479
FOMENTO ECONOMICO MEXICANO S     SPON ADR UNITS    344419106   12,858      427,091 SH        DEFINED     1        427,091
GPO AEROPORTUARIO DEL PAC SA     SPON ADR B        400506101    1,003       43,606 SH        DEFINED     1         43,606
GRUPO TELEVISA SA DE CV          SP ADR REP ORD    40049J206    1,839      123,220 SH        DEFINED     1        123,220
ICICI BK LTD                     ADR               45104G104      227       11,831 SH        DEFINED     1         11,831
ISHARES INC                      MSCI MALAYSIA     464286830    1,402      192,933 SH        DEFINED     1        192,933
ISHARES TR                       MSCI EMERG MKT    464287234       95        3,820 SH        DEFINED     1          3,820
KB FINANCIAL GROUP INC           SPONSORED ADR     48241A105    8,213      312,981 SH        DEFINED     1        312,981
MECHEL OAO                       SPONSORED ADR     583840103    1,031      263,223 SH        SOLE        NONE     263,223
MECHEL OAO                       SPONSORED ADR     583840103      275       70,214 SH        DEFINED     1         70,214
MOBILE TELESYSTEMS OJSC          SPONSORED ADR     607409109    7,534      282,859 SH        SOLE        NONE     282,859
MOBILE TELESYSTEMS OJSC          SPONSORED ADR     607409109   13,815      518,680 SH        DEFINED     1        518,680
NICE SYS LTD                     SPONSORED ADR     653656108    2,472      109,994 SH        DEFINED     1        109,994
OPEN JT STK CO-VIMPEL COMMUN     SPONSORED ADR     68370R109    8,309    1,166,189 SH        SOLE        NONE   1,166,189
OPEN JT STK CO-VIMPEL COMMUN     SPONSORED ADR     68370R109   12,632    1,772,857 SH        DEFINED     1      1,772,857
PETROCHINA CO LTD                SPONSORED ADR     71646E100    6,108       68,582 SH        DEFINED     1         68,582
PETROLEO BRASILEIRO SA PETRO     SP ADR NON VTG    71654V101   31,524    1,544,146 SH        DEFINED     1      1,544,146
PETROLEO BRASILEIRO SA PETRO     SPONSORED ADR     71654V408    1,023       41,759 SH        DEFINED     1         41,759
SILICONWARE PRECISION INDS L     SPONSD ADR SPL    827084864      189       42,195 SH        DEFINED     1         42,195
SK TELECOM LTD                   SPONSORED ADR     78440P108    3,193      176,178 SH        DEFINED     1        176,178
TAIWAN SEMICONDUCTOR MFG LTD     SPONSORED ADR     874039100      575       72,692 SH        DEFINED     1         72,692
TEVA PHARMACEUTICAL INDS LTD     ADR               881624209   17,931      421,218 SH        DEFINED     1        421,218
TURKCELL ILETISIM HIZMETLERI     SPON ADR NEW      900111204    4,628      317,833 SH        DEFINED     1        317,833



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